Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 403	$ (6)	$ 534
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	402	(11)	522
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
Other Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	462	69	565
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	462	69	565
The Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	49	(110)	74
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	49	(110)	74
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	455	49	636
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	454	44	624
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income		(3)	(1,263)
Less: Comprehensive income attributable to noncontrolling interests		0	0
Comprehensive income attributable to Willis Group Holdings		$ (3)	$ (1,263)
Consolidating adjustments | Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(965)
Less: Comprehensive income attributable to noncontrolling interests	0
Comprehensive income attributable to Willis Group Holdings	$ (965)